RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Non-controlling interests		$ 13,368	$ 13,338
2020 Subsidiary
Related Party Transaction [Line Items]
Percentage of non-controlling interest in subsidiary	20.00%
Consideration transferred for acquiring additional ownership	$ 14,000
2020 Subsidiary | Chief Executive Officer
Related Party Transaction [Line Items]
Percentage of non-controlling interest in subsidiary		12.04%	12.04%
Consideration transferred for acquiring additional ownership	$ 4,850
Non-controlling interests		$ 5,385	$ 5,373